Property and equipment (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Purchase of computer equipment			$ 1,091	$ 223
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Purchase of computer equipment	$ 619	$ 524	619		$ 337
Disposal of computer equipment			1,315
Loss on disposal of computer equipment			$ 6